Stockholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Millions			12 Months Ended
	May 03, 2022 USD ($) shares	Apr. 18, 2019 shares	Dec. 31, 2024 USD ($) day $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	May 08, 2024 shares	Nov. 01, 2017 vote $ / shares shares	Oct. 23, 2017 shares
Class of Stock [Line Items]
Shares authorized, annual increase, percent		2.00%
Award vesting period			4 years
Contractual terms			10 years
Options granted, weighted average grant date fair value (in dollars per share) | $ / shares			$ 4.90	$ 6.71	$ 10.85
Equity-based compensation | $			$ 13.6	$ 10.5	$ 16.6
Unrecognized equity-based compensation expense | $			$ 25.0
Equity-based compensation costs not yet recognized, remaining weighted average period			2 years 8 months 12 days
Performance Stock Options
Class of Stock [Line Items]
Closing price training period calculation | day			90
2017 Plan
Class of Stock [Line Items]
Common stock, shares reserved for future issuance (in shares)			1,672,523
2017 Plan | Performance Stock Unit
Class of Stock [Line Items]
Estimated target achievement, percent			59.30%
2019 Plan
Class of Stock [Line Items]
Common stock reserved for issuance (in shares)			7,706,086
Common stock, shares reserved for future issuance (in shares)			1,709,768
2024 Plan
Class of Stock [Line Items]
Common stock, shares reserved for future issuance (in shares)			720,516
Funko Acquisition Holdings, L.L.C.
Class of Stock [Line Items]
Equity-based compensation | $			$ 13.6	$ 10.5	$ 16.6
Funko Acquisition Holdings, L.L.C. | FAH LLC
Class of Stock [Line Items]
Agreement stock ratio	1
Common stock, shares outstanding (in shares)	4,251,701
Funko Acquisition Holdings, L.L.C. | FAH LLC | Non- Controlling Interests
Class of Stock [Line Items]
Agreement stock ratio	1
Payment to purchase interest | $	$ 74.0
Amended and Restated Certificate of Incorporation
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)							20,000,000
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Number of vote per share | vote							1
Common stock, shares outstanding (in shares)			52,967,000	50,549,000
Class A Common Stock | 2017 Plan
Class of Stock [Line Items]
Common stock reserved for issuance (in shares)								5,518,518
Class A Common Stock | 2019 Plan
Class of Stock [Line Items]
Common stock reserved for issuance (in shares)		3,000,000
Class A Common Stock | 2024 Plan
Class of Stock [Line Items]
Common stock reserved for issuance (in shares)						1,500,000
Class A Common Stock | Funko Acquisition Holdings, L.L.C.
Class of Stock [Line Items]
Common stock, shares outstanding (in shares)			53,000,000	50,500,000	47,200,000
Class A Common Stock | Funko Acquisition Holdings, L.L.C. | FAH LLC
Class of Stock [Line Items]
Agreement stock ratio	1
Class A Common Stock | Amended and Restated Certificate of Incorporation
Class of Stock [Line Items]
Common stock, shares authorized (in shares)							200,000,000
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Number of vote per share | vote							1
Common stock, shares outstanding (in shares)			1,430,000	2,277,000
Shares retired (in shares)	900,000
Class B Common Stock | Funko Acquisition Holdings, L.L.C. | FAH LLC
Class of Stock [Line Items]
Agreement stock ratio	1
Class B Common Stock | Amended and Restated Certificate of Incorporation
Class of Stock [Line Items]
Common stock, shares authorized (in shares)							50,000,000
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001